Nature of Business and Significant Accounting Policies (Policies)	9 Months Ended
Sep. 30, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation and Consolidation

Basis of Presentation and Consolidation

The accompanying unaudited condensed consolidated financial statements (“Financial Statements”) have been prepared by Inseego Corp. (the “Company”, “we”, “us”) in accordance with accounting principles generally accepted in the U.S. (“GAAP”) and applicable rules and regulations of the Securities and Exchange Commission (“SEC”) regarding interim financial reporting. The Financial Statements include the accounts of the Company and its consolidated subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation. These Financial Statements should be read in conjunction with the audited consolidated financial statements and notes as of and for the year ended December 31, 2023, included in the Company's Annual Report on Form 10-K for the year ended December 31, 2023 (the “Form 10-K”).

The condensed consolidated balance sheet as of December 31, 2023 was derived from the audited consolidated financial statements as of that date, but does not include all disclosures required by GAAP. In management’s opinion, the accompanying Financial Statements reflect all normal recurring adjustments necessary for their fair presentation. Other than described below, there have been no changes to the Company’s significant accounting policies described in the Form 10-K that have had a material impact on the Company’s Financial Statements. The results of operations for the interim periods presented are not necessarily indicative of results to be expected for any other interim period or for the year as a whole.

Planned Divestiture of the Telematics Business

Planned Divestiture of the Telematics Business

On September 16, 2024, the Company and its subsidiary Inseego SA (Pty) Ltd (“Seller”) entered into a Share Purchase Agreement (the “Purchase Agreement”) with Light Sabre SPV Limited (which subsequently novated its benefits and obligations under the Purchase Agreement to Ctrack Holdings (the “Purchaser”)), pursuant to which Inseego agreed to sell to the Purchaser the entire issued share capital of the Company’s Inseego International Holdings Limited subsidiary in exchange for approximately $52 million in cash, subject to certain adjustments. Upon completion of the sale (the “Completion Date”), the Purchaser will acquire the fleet management and telematics solutions business of Inseego, which has operations in the United Kingdom, the European Union, Australia and New Zealand (the “Telematics Business”).

The Purchase Agreement is subject to closing conditions including, among others more fully described in the Purchase Agreement, the Purchaser finalizing financing arrangements to fund the purchase price. Unless fulfilled or otherwise waived by the parties, if any of the closing conditions are not fulfilled by December 31, 2024, the Purchase Agreement shall be terminated and the Sale Transaction shall not be completed.

As a result, within these condensed consolidated financial statements, the assets and liabilities associated with the Telematics Business disposal group have been classified as held for sale within the Condensed Consolidated Balance Sheet and its operations have been classified as discontinued operations within the Condensed Consolidated Statements of Operations and Comprehensive Income.

Refer to Note 2 – Discontinued Operations and Held for Sale for additional information regarding the Telematics Business, including the assets and liabilities divested and income from discontinued operations. Unless otherwise noted, disclosures within these remaining Notes to Condensed Consolidated Financial Statements relate solely to the Company's continuing operations.

Held for Sale and Discontinued Operations

Held for Sale and Discontinued Operations

In accordance with authoritative guidance for discontinued operations (Accounting Standards Codification (“ASC”) 205-20), the Company determined that the Telematics Business met held-for-sale and discontinued operations accounting criteria during the third quarter of 2024. Accordingly, the Company classified the results of the Telematics Business as discontinued operations in its condensed consolidated statements of operations for all periods presented. Additionally, the related assets and liabilities associated with the Telematics Business are classified as held for sale in the condensed consolidated balance sheets for all periods presented. The cash flows related to discontinued operations have not been segregated and are included in the condensed consolidated statements of cash flows.

Depreciation of property, plant and equipment and amortization of intangible and right-of-use assets are not recorded while these assets are classified as held for sale. For each period the disposal group remains classified as held for sale, its recoverability is reassessed and any necessary adjustments are made to its carrying value. No impairment upon classification as held for sale was recorded during the three or nine months ended September 30, 2024.

The results of discontinued operations are reported as Income from discontinued operations, net of tax in the Condensed Consolidated Statements of Comprehensive Income for the current and prior periods commencing in the period in which the held for sale criteria are met. Income from discontinued operations, net of tax includes direct costs attributable to the discontinued operations and excludes any cost allocations associated with any shared or corporate functions unless otherwise dedicated to the discontinued operations. Income from discontinued operations, net of tax will include any gain or loss recognized upon disposition or from adjustment of the carrying amount to fair value less costs to sell while classified as held for sale. Activity within comprehensive income directly associated with a divested business is not realized as a component of Income from discontinued operations, net of tax until completion of the sale or disposition.

Segment Information

Segment Information

The Company has one reportable segment. The principal executive officer, who is also the Chief Operating Decision Maker, does not manage any part of the Company separately, and the allocation of resources and assessment of performance are based solely on the Company’s consolidated operations and financial results.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions. These estimates and assumptions affect the reported amounts of assets, liabilities, revenues and expenses, and the disclosure of contingent liabilities. Actual results could differ materially from these estimates. Estimates are assessed each period and updated to reflect current information. Significant estimates include revenue recognition, warranty provision, capitalized software costs, allowance for credit losses, provision for excess and obsolete inventory, accrued liabilities related to our contract manufacturers, valuation of tangible and intangible long-lived assets, valuation of goodwill, valuation of derivatives, accruals relating to litigation, income taxes and share-based compensation expense.

Reclassifications

Reclassifications

Certain amounts recorded in the prior period consolidated financial statements have been reclassified to conform to the current period financial statement presentation. These reclassifications had no effect on previously reported operating results.

During the fourth quarter of 2023, and as noted in the Form 10-K, the Company reclassified revenue on its Consolidated Statement of Operations. Historically, the Company classified revenues from products and services into two categories, IoT & Mobile Solutions and Enterprise SaaS Solutions. The Company is now classifying revenues from products and services into the following two categories: Product Revenue, which consists of our Mobile Solutions and Fixed Wireless Access Solutions, and Services and Other. Additionally, during 2023 the Company reclassified all depreciation and amortization expense previously recorded in the operating expense line items of research and development, sales and marketing, and general and administrative expenses on the Consolidated Statement of Operations into a separate line labeled Depreciation and amortization. All prior periods have been reclassified to conform to the current period presentation for these changes.

Reverse Stock Split

Reverse Stock Split

On January 24, 2024, the Company completed a 1-for-10 reverse stock split of its issued and outstanding common stock (the “Reverse Stock Split”). As a result of the Reverse Stock Split, each share of common stock issued and outstanding immediately prior to January 24th was automatically converted into one-tenth (1/10) of a share of common stock. The Reverse Stock Split affected all common stockholders uniformly and did not alter any stockholder's percentage interest in the Company's equity, except to the extent that the Reverse Stock Split would result in a stockholder owning a fractional share. No fractional shares were issued in connection with the Reverse Stock Split. Stockholders who otherwise would be entitled to receive a fractional share instead were entitled to receive cash in lieu of such fractional share.

The Reverse Stock Split did not change the par value of the common stock or the authorized number of shares of common stock. All outstanding convertible notes entitling their holders to purchase or obtain or convert into shares of our common stock were adjusted, as required by the terms of these securities.

All common share and per-share amounts in this Form 10-Q have been retroactively restated to reflect the effect of the Reverse Stock Split.

Liquidity

Liquidity

During 2024, the Company entered into a series of agreements, as part of its overall capital structure management, to reduce its total debt and restructure its outstanding 3.25% convertible notes due 2025 (the “2025 Convertible Notes”), as follows:

(1) Convertible Debt Repurchases and Exchanges Completed prior to September 30, 2024 (the “Completed Repurchases and Exchanges”):

(a) the Company repurchased, for cash, all of the $45.9 million in principal amount of the 2025 Convertible Notes held by certain entities managed by Highbridge Capital Management, LLC (such entities, “Highbridge”), the second largest note holder as of the date of such purchase, at a discount of 30% to face value, plus accrued interest;

(b) the Company repurchased, for cash, $3.0 million of principal amount of the 2025 Convertible Notes from a separate single holder at discount of 45% to face value, plus accrued interest;

(c) the Company repurchased from a holder approximately $4.7 million of principal amount of the 2025 Convertible Notes in exchange for approximately 0.3 million shares of the Company’s Common Stock and warrants to purchase an aggregate of approximately 0.2 million shares of the Company’s Common Stock, plus accrued interest. See Note 8 – Stockholders' Equity (Deficit) for further details regarding these warrants;

(d) the Company repurchased from two related holders approximately $1.5 million in aggregate principal amount of the 2025 Convertible Notes in exchange for approximately 0.1 million shares of the Company’s common stock and warrants to purchase an aggregate of approximately 0.1 million shares of the Company’s common stock. See Note 8 – Stockholders' Equity (Deficit) for further details regarding these warrants;

(2) Short-Term Loan Agreement: to finance a portion of the Completed Repurchases and Exchanges, the Company agreed to a $19.5 million loan (“Short-Term Loan”) from (i) South Ocean Funding, LLC (“South Ocean”), which is an affiliate of Golden Harbor Ltd. (“Golden Harbor”), and Tavistock Financial, LLC, and (ii) certain participant lenders (the “Participating Lenders”). The Short-Term Loan was originally scheduled to mature on September 30, 2024 but maturity has subsequently been extended to November 30, 2024. Borrowings under the Short-Term Loan bear interest at 12.0% per annum. Upon any repayment or prepayment of the amounts borrowed under the Short-Term Loan (including at maturity), the Company will be required to pay an exit fee equal to 4.0% of the aggregate principal amount prepaid or repaid. See Note 5 – Debt below for further details regarding the Short-Term Loan; and

(3) Convertible Debt Repurchases and Exchanges Completed Subsequent to September 30, 2024 (the “Subsequently Completed Repurchases and Exchanges”): On November 6, 2024 the Company completed the previously-announced privately-negotiated exchanges of $91.5 million in aggregate principal amount of the 2025 Convertible Notes held by certain holders of the 2025 Convertible Notes pursuant to binding term sheets that were previously entered into with such holders, including the binding term sheets entered into on June 28, 2024 with North Sound Partners and Golden Harbor Ltd. In connection with the Subsequently Completed Repurchases and Exchanges, the Company issued to these noteholders in concurrent private placement transactions an aggregate of (i) approximately 2.4 million shares of the Company’s Common Stock, (ii) approximately $40.9 million in principal amount of new senior secured notes due in 2029 (the “New Senior Secured Notes”), and (iii) warrants to purchase an aggregate of approximately 2.1 million shares of the Company’s Common Stock. See Note 12 – Subsequent Events below for further details regarding the Subsequently Completed Repurchases and Exchanges, including information about the warrants and New Senior Secured Notes issued in relation to these transactions.

As of September 30, 2024, the Company had available cash and cash equivalents totaling $12.0 million. During the three-months ended September 30, 2024, the Company voluntarily prepaid $13.5 million of the outstanding principal balance under the Short-Term Loan Agreement, so that on September 30, 2024, the outstanding principal balance under the Short-Term Loan was $6.0 million.

The 2025 Convertible Notes had a principal balance of $106.8 million as of September 30, 2024 and mature on May 1, 2025. Taking into account the Completed Repurchases and Exchanges and the Subsequently Completed Repurchases and Exchanges, the Company has subsequently repurchased and/or exchanged approximately $146.9 million, or 90.8%, of the face value of the 2025 Convertible Notes that was outstanding as of December 31, 2023.

The Company generated positive cash flow from operations both for the year ended December 31, 2023 and in the nine months ended September 30, 2024. In April 2024, the Company received a $15.0 million upfront payment from a customer in connection with a two-year service contract. Based on the factors above, and to reduce financing costs, the Company voluntarily paid-off and terminated its Credit Facility (as defined below) effective April 18, 2024. These factors have had a positive impact on our liquidity.

While the Company’s liquidity and financial results have had several positive developments recently, as noted above, the Company has a history of operating and net losses and overall usage of cash from operating and investing activities. The Company’s ability to maintain profitable operations and continue to generate positive cash flows is dependent upon achieving a level and mix of revenues adequate to support its evolving cost structure. In order to effect the restructuring or refinancing of the Company’s obligations, or if events or circumstances occur such that the Company does not meet its operating plan as expected, or if the Company becomes obligated to pay unforeseen expenditures, the Company may be required to raise capital, reduce planned research and development activities, incur additional restructuring charges or reduce other operating expenses and capital expenditures, which could have an adverse impact on the Company’s ability to achieve its intended business objectives.

During the previous two quarters, the Company had disclosed that there was substantial doubt about its ability to continue as a going concern within one year of the issuance dates of the quarterly reports on Form 10-Q for those quarters, primarily as a result of the outstanding balance and due date of the 2025 Convertible Notes. In performing this assessment for the current quarter, taking into account the Company’s liquidity position as a whole, including the repurchases and exchanges of 2025 Convertible Notes noted above, the liquidity anticipated to be provided from the sale of the Telematics Business, and cash inflows expected to be provided by its continuing operations, the Company has concluded that there is no longer substantial doubt about the Company’s ability to continue as a going concern within one year of issuance of these financial statements.